Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 19,289	$ 11,875	$ 30,918
Revenues related to performance obligations	0	0	0
At one point in time
Revenue
Total revenue	14,832	11,033	30,044
Over time
Revenue
Total revenue	4,457	842	874
Semiconductors Segment
Revenue
Total revenue	14,651	10,981	30,058
Semiconductors Segment | Secure Chips
Revenue
Total revenue	14,329	10,937	30,044
Semiconductors Segment | Certificates
Revenue
Total revenue	322	44	14
Semiconductors Segment | At one point in time
Revenue
Total revenue	14,627	10,976	30,044
Semiconductors Segment | At one point in time | Secure Chips
Revenue
Total revenue	14,329	10,937	30,044
Semiconductors Segment | At one point in time | Certificates
Revenue
Total revenue	298	39
Semiconductors Segment | Over time
Revenue
Total revenue	24	5	14
Semiconductors Segment | Over time | Certificates
Revenue
Total revenue	24	5	14
ASIC Segment
Revenue
Total revenue	3,601
ASIC Segment | ASIC Design
Revenue
Total revenue	3,522
ASIC Segment | ASIC Production
Revenue
Total revenue	79
ASIC Segment | At one point in time
Revenue
Total revenue	79
ASIC Segment | At one point in time | ASIC Production
Revenue
Total revenue	79
ASIC Segment | Over time
Revenue
Total revenue	3,522
ASIC Segment | Over time | ASIC Design
Revenue
Total revenue	3,522
Non-reportable segments
Revenue
Total revenue	1,037	894	860
Non-reportable segments | At one point in time
Revenue
Total revenue	126	57
Non-reportable segments | Over time
Revenue
Total revenue	$ 911	$ 837	$ 860